Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property and Equipment [Member]
Property and Equipment, net [Abstract]
Property and Equipment, net
9.	Property and Equipment, net

The following table shows the Company’s office furniture and equipment by major asset classes as of December 31, 2024.

	Year Ended
	December 31, 2023	December 31, 2024
Installations	$—	$1,809,400
Office Furniture	—	116,613
Other fixtures and fittings, office equipment	—	68,178
Property and equipment, net	$—	$1,994,191

The line item “Installations” mainly comprise leasehold improvements at MPC Capital’s Hamburg office. For the period December 16, 2024 to December 31, 2024, total depreciation of $34,350 was recorded.